Trade Accounts Receivable, Net - Summary of Trade Accounts Receivable, Net (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of trade accounts receivables [line items]
Trade accounts receivable	$ 217.8	$ 219.7
Expected credit losses	(12.6)	(30.7)	$ (58.5)	$ (11.1)
Trade accounts receivable, net	205.2	189.0
Current portion	202.9	189.0
Non-current portion	2.3
Foreign customers [member]
Disclosure of trade accounts receivables [line items]
Trade accounts receivable	181.0	181.6
Brazilian Air Force [member]
Disclosure of trade accounts receivables [line items]
Trade accounts receivable	8.7	10.7
Domestic customers [member]
Disclosure of trade accounts receivables [line items]
Trade accounts receivable	$ 28.1	$ 27.4